Investment in equity investees- Others (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Investment in equity investees
Carrying value as equity method investment	¥ 58,197,000,000	¥ 18,204,000,000	¥ 4,077,000,000
Impairment charge of equity method investments	0	438,000,000	¥ 0
Equity method investments, publicly traded
Investment in equity investees
Carrying value as equity method investment	42,395,000,000
Open market values of equity method investments	38,344,000,000
Impairment charge of equity method investments	0
Individually immaterial cost method investments, fair value estimated | Carrying amount
Investment in equity investees
Cost method investment	9,223,000,000	6,046,000,000
Individually immaterial cost method investments, fair value estimated | Approximate fair value
Investment in equity investees
Cost method investment	25,639,000,000	14,965,000,000
Individually immaterial cost method investments, not practical to estimate fair value | Carrying amounts
Investment in equity investees
Cost method investments carrying value for which there is no fair value estimate	¥ 24,041,000,000	¥ 9,627,000,000